Stock-based Compensation (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Allocated Share-based Compensation Expense	$ 0	$ 0	$ 482,295	$ 116,550
Employee Stock Option [Member]
Allocated Share-based Compensation Expense					$ 547,842	$ 504,534
Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					22,500,000	12,500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit			$ .04		$ 0.04	$ 0.04
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit			$ 2.00		$ 2.00	$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 1,027,516		$ 1,027,516		$ 702,500	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			7 years 7 months 13 days		5 years 10 months 17 days	7 years 5 months 16 days
Grant One [Member]
Allocated Share-based Compensation Expense					$ 6,000	$ 3,000
Grant Two [Member]
Allocated Share-based Compensation Expense					$ 0	$ 11,327